Schedule of accounts receivable net (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Credit Loss [Abstract]
Accounts receivable	$ 3,847	$ 30,195	$ 4,807	$ 37,342	$ 31,486
Allowance for doubtful accounts
Total accounts receivable, net	$ 3,847	$ 30,195	$ 4,807	$ 37,342	$ 31,486